Incomes taxes - Classification in the consolidated balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Income taxes
Deferred tax assets, net	¥ 224,491	$ 35,228	¥ 190,951
Deferred tax liabilities	¥ 485,778	$ 76,229	¥ 843,715